Earnings (Loss) Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of earnings per share [Abstract]
Options	17,600,000	12,400,000
Warrants		650,000
Each warrant is exercisable to shares		100